Property, Plant and Equipment (“PP&E”) - Schedule of Property, Plant and Equipment (“PP&E”) (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance		$ 960,059
Ending balance		990,094	$ 960,059
Developed and Producing [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance		950,890
Ending balance		986,572	950,890
Right of Use Assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance		8,993
Ending balance		3,066	8,993
Corporate Assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance		176
Ending balance		456	176
Gross Carrying Amount [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance		1,204,541	1,105,131
Additions		115,125	88,311
Acquisitions			16,873
Transfers of right-of-use assets
Remeasurement of right-of-use assets		(2,619)
Change in decommissioning liabilities		1,779	(5,774)
Ending balance		1,318,826	1,204,541
Gross Carrying Amount [Member] | Developed and Producing [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance		1,194,384	1,090,755
Additions		114,057	87,404
Acquisitions			16,873
Transfers of right-of-use assets		3,497	5,126
Remeasurement of right-of-use assets
Change in decommissioning liabilities		1,779	(5,774)
Ending balance		1,313,717	1,194,384
Gross Carrying Amount [Member] | Right of Use Assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance		9,539	13,758
Additions		559	907
Acquisitions
Transfers of right-of-use assets		(3,497)	(5,126)
Remeasurement of right-of-use assets		(2,619)
Change in decommissioning liabilities
Ending balance		3,982	9,539
Gross Carrying Amount [Member] | Corporate Assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Beginning balance		618	618
Additions		509
Acquisitions
Transfers of right-of-use assets
Remeasurement of right-of-use assets
Change in decommissioning liabilities
Ending balance		1,127	618
Accumulated Depreciation, Amortization and Impairment [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Accumulated DD&A, beginning balance		244,482	163,757
Depletion and depreciation	[1]	84,250	80,725
Accumulated DD&A, ending balance		328,732	244,482
Accumulated Depreciation, Amortization and Impairment [Member] | Developed and Producing [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Accumulated DD&A, beginning balance		243,494	163,152
Depletion and depreciation	[1]	83,651	80,342
Accumulated DD&A, ending balance		327,145	243,494
Accumulated Depreciation, Amortization and Impairment [Member] | Right of Use Assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Accumulated DD&A, beginning balance		546	243
Depletion and depreciation	[1]	370	303
Accumulated DD&A, ending balance		916	546
Accumulated Depreciation, Amortization and Impairment [Member] | Corporate Assets [Member]
Schedule of Property, Plant and Equipment (“PP&E”) [Line Items]
Accumulated DD&A, beginning balance		442	362
Depletion and depreciation	[1]	229	80
Accumulated DD&A, ending balance		$ 671	$ 442

[1]	As at December 31, 2025 $1.0 million of depletion and depreciation was capitalized to inventory (December 31, 2024- $0.3 million).